Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details) - the "Group" - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
International Computer and Hardware Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	9.00%	22.00%
International Computer and Hardware Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	2.00%		47.00%
Receivables	$ 136		$ 1,804
International Electronic Components Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk		12.00%
International Electronic Security Systems Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk			10.00%
Receivables			$ 400